Share-based compensation expenses - Valuation Assumption (Details) - Global Share Plan	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assumptions used in calculation of estimated fair value of options
Risk-free interest rate per annum, Minimum	1.78%	2.40%
Risk-free interest rate per annum, Maximum	2.60%	3.05%
Expected term (in years)	10 years	10 years
Expected volatility rate, Minimum (as a percent)	51.00%	53.00%
Expected volatility rate, Maximum (as a percent)	58.00%	54.00%